CASH, RESTRICTED CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
CASH, RESTRICTED CASH AND CASH EQUIVALENTS

NOTE 8. CASH, RESTRICTED CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2015	2016
Cash and savings accounts	$71,426	$65,705
Time deposits	6	6
Cash and cash equivalents reported on the consolidated balance sheets	71,432	65,711
Cash restricted as collateral and performance bond	1,000	500
Total cash, restricted cash and cash equivalents reported on the consolidated statements of cash flows	$72,432	$66,211

As of December 31, 2015 and 2016, cash amounting to $1.0 million and $500 thousand, respectively, has been deposited in an escrow account in a bank as a performance bond for our players’ game points. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2015	2016
Taiwan	$69,879	$65,093
Hong Kong	1,120	1,102
China	16	16
Singapore	1,417	—
	$72,432	$66,211